ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199

August 22, 2013	Harsha Pulluru 617-951-7291 617-235-0658 fax Harsha.pulluru@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Multi-Manager Fund (the “Fund”), a series of Blackstone Alternative Investment Funds (the “Registrant”)

File Nos. 333-185238 and 811-22743

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the risk/return summary information that appears in the Fund’s Prospectus dated July 31, 2013 filed with the Securities and Exchange Commission on August 2, 2013 under Rule 497(c) (Accession No. 0001193125-13-317414).

If you have any questions concerning this filing, please call me at (617) 951-7291.

Very truly yours,

/s/ Harsha Pulluru

Harsha Pulluru

Enclosures